10-K Related-Party Transactions - Narrative (Details) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2023 USD ($)
Related Party Transaction [Line Items]
2023							$ 6,977
2024							10,414
2025							13,850
2026							17,187
Thereafter							$ 803,438
Related Party
Related Party Transaction [Line Items]
2023				$ 30,000
2024				66,400
2025				10,000
2026				0
2027				65,000
Thereafter				$ 305,000
Related Party | Revolving Credit Facility
Related Party Transaction [Line Items]
Minimum ratio of total consolidated debt to total consolidated capitalization				0.65
Corporate Expenses | Related Party
Related Party Transaction [Line Items]
Related party transaction				$ 18,000	$ 15,600	$ 14,200
Contracting Services | Related Party
Related Party Transaction [Line Items]
Related party transaction	$ 1,000	$ 624	$ 417